Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Premises and Equipment
Schedule of summary of premises and equipment
(in thousands)	2017	2016
Land and land improvements	$9,980	$9,952
Buildings and improvements	35,993	35,657
Furniture and equipment	12,973	13,473
Construction in progress	289	271
Total	59,235	59,353
Less accumulated depreciation	24,424	23,831
Premises and equipment, net	$34,811	$35,522

Schedule of depreciation expense
(in thousands)	2017	2016	2015
Depreciation expense	$1,735	$1,782	$1,810